Federated Hermes SDG Engagement High Yield Credit Fund Average Annual Total Returns - Class IS and R6 shares [Member]		12 Months Ended	43 Months Ended	60 Months Ended	63 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Global Aggregate Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	(1.69%)		(1.96%)	(1.79%)
ICE BofA Global High Yield Constrained USD Hedged Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	9.24%		3.71%	4.07%
Lipper Global High Yield Funds Average(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	7.89%		3.27%	3.61%
IS
Prospectus [Line Items]
Average Annual Return, Percent		7.47%		3.29%	3.88%
Performance Inception Date					Sep. 26, 2019
IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.34%		1.57%	2.15%
IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.38%		1.82%	2.28%
R6
Prospectus [Line Items]
Average Annual Return, Percent		7.51%	3.91%	3.33%
Performance Inception Date			Jun. 11, 2021

[1]	The Bloomberg Global Aggregate Index is a measure of global investment-grade debt from twenty-eight local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.
[2]	The ICE BofA Global High Yield Constrained USD Hedged Index contains all securities in the ICE BofA Global High Yield Index but caps issuer exposure at 2%.
[3]	Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category indicated. They do not reflect sales charges.